UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM

American Funds

Global Growth PortfolioSM

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds70%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	10,664,589	$577,488
New Perspective Fund, Class R-6	10,770,499	460,223
SMALLCAP World Fund, Inc., Class R-6	4,225,629	229,916
The Growth Fund of America, Class R-6	7,057,820	345,057
		1,612,684
Growth-and-income funds30%
Capital World Growth and Income Fund, Class R-6	6,848,808	345,591
Fundamental Investors, Class R-6	5,701,534	345,057
		690,648
Total investment securities 100% (cost: $2,096,250,000)		2,303,332
Other assets less liabilities 0%		(805)
Net assets 100%		$2,302,527

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$206,917
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	206,917
Cost of investment securities	2,096,415

American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth PortfolioSM

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds65%	Shares	Value (000)
AMCAP Fund, Class R-6	34,816,649	$1,056,337
EuroPacific Growth Fund, Class R-6	14,780,489	800,364
SMALLCAP World Fund, Inc., Class R-6	9,706,771	528,145
The Growth Fund of America, Class R-6	21,606,405	1,056,337
		3,441,183
Growth-and-income funds35%
Fundamental Investors, Class R-6	17,458,024	1,056,560
The Investment Company of America, Class R-6	20,011,936	791,872
		1,848,432
Total investment securities 100% (cost: $4,624,212,000)		5,289,615
Other assets less liabilities 0%		(2,037)
Net assets 100%		$5,287,578

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$664,911
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	664,911
Cost of investment securities	4,624,704

American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 9

American Funds Growth and Income PortfolioSM

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds15%	Shares	Value (000)
The Growth Fund of America, Class R-6	21,949,549	$1,073,114
Growth-and-income funds50%
Capital World Growth and Income Fund, Class R-6	35,629,554	1,797,867
The Investment Company of America, Class R-6	45,159,586	1,786,965
		3,584,832
Equity-income and Balanced funds25%
American Balanced Fund, Class R-6	26,797,901	714,700
Capital Income Builder, Class R-6	17,248,414	1,072,161
		1,786,861
Fixed income funds10%
The Bond Fund of America, Class R-6	55,294,255	716,614
Total investment securities 100% (cost: $6,435,878,000)		7,161,421
Other assets less liabilities 0%		(2,761)
Net assets 100%		$7,158,660

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
Capital World Bond Fund, Class R-6*	44,441,260	7,796,436	52,237,696	—	$(24,072)	$13,759	$9,131	$—
*Unaffiliated issuer at 7/31/2017.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$724,906
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	724,906
Cost of investment securities	6,436,515

American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 9

American Funds Balanced PortfolioSM

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth funds10%	Shares	Value (000)
New Perspective Fund, Class R-6	14,643,567	$625,720
Growth-and-income funds25%
Capital World Growth and Income Fund, Class R-6	18,616,290	939,378
Washington Mutual Investors Fund, Class R-6	14,459,021	627,666
		1,567,044
Equity-income and Balanced funds50%
American Balanced Fund, Class R-6	58,686,887	1,565,179
American Funds Global Balanced Fund, Class R-6	48,573,921	1,565,052
		3,130,231
Fixed income funds15%
The Bond Fund of America, Class R-6	72,536,228	940,069
Total investment securities 100% (cost: $5,651,732,000)		6,263,064
Other assets less liabilities 0%		(2,397)
Net assets 100%		$6,260,667

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
American Funds Global Balanced Fund, Class R-6	34,775,521	13,798,400	—	48,573,921	$—	$104,224	$20,160	$1,565,052

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$610,162
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	610,162
Cost of investment securities	5,652,902

American Funds Portfolio Series — American Funds Balanced Portfolio — Page 4 of 9

American Funds Income PortfolioSM

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth-and-income funds20%	Shares	Value (000)
American Mutual Fund, Class R-6	22,104,585	$876,447
Equity-income and Balanced funds50%
Capital Income Builder, Class R-6	17,552,166	1,091,042
The Income Fund of America, Class R-6	47,738,549	1,092,258
		2,183,300
Fixed income funds30%
American High-Income Trust, Class R-6	62,577,357	657,688
U.S. Government Securities Fund, Class R-6	47,425,049	654,940
		1,312,628
Total investment securities 100% (cost: $4,044,475,000)		4,372,375
Other assets less liabilities 0%		(1,768)
Net assets 100%		$4,370,607

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
U.S. Government Securities Fund, Class R-6	40,437,628	7,228,870	241,449	47,425,049	$(86)	$(13,138)	$7,217	$654,940

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$360,228
Gross unrealized depreciation on investment securities	(36,458)
Net unrealized appreciation on investment securities	323,770
Cost of investment securities	4,048,605

American Funds Portfolio Series — American Funds Income Portfolio — Page 5 of 9

American Funds Tax-Advantaged Income PortfolioSM

Investment portfolio

July 31, 2017

unaudited

Fund investments Growth-and-income funds50%	Shares	Value (000)
American Mutual Fund, Class R-6	5,752,163	$228,073
Capital World Growth and Income Fund, Class R-6	6,026,509	304,098
Washington Mutual Investors Fund, Class R-6	5,253,933	228,073
		760,244
Tax-exempt fixed income funds50%
American High-Income Municipal Bond Fund, Class R-6	24,165,422	380,122
The Tax-Exempt Bond Fund of America, Class R-6	29,285,214	380,122
		760,244
Total investment securities 100% (cost: $1,427,045,000)		1,520,488
Other assets less liabilities 0%		(431)
Net assets 100%		$1,520,057

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
American High-Income Municipal Bond Fund, Class R-6	18,021,335	6,144,087	—	24,165,422	$—	$(4,054)	$9,921	$380,122

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$93,632
Gross unrealized depreciation on investment securities	(623)
Net unrealized appreciation on investment securities	93,009
Cost of investment securities	1,427,479

American Funds Portfolio Series — American Funds Tax-Advantaged Income Portfolio — Page 6 of 9

American Funds Preservation PortfolioSM

Investment portfolio

July 31, 2017

unaudited

Fund investments Fixed income funds100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	61,673,350	$829,507
Short-Term Bond Fund of America, Class R-6	55,522,527	553,004
		1,382,511
Total investment securities 100% (cost: $1,389,538,000)		1,382,511
Other assets less liabilities 0%		(349)
Net assets 100%		$1,382,162

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
Intermediate Bond Fund of America, Class R-6	36,468,769	27,495,186	2,290,606	61,673,350	$(248)	$(5,197)	$7,085	$829,507
Short-Term Bond Fund of America, Class R-6	49,670,464	8,817,279	2,965,216	55,522,527	(132)	(2,586)	5,411	553,004
					$(380)	$(7,783)	$12,496	$1,382,511

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(7,964)
Net unrealized depreciation on investment securities	(7,964)
Cost of investment securities	1,390,475

American Funds Portfolio Series — American Funds Preservation Portfolio — Page 7 of 9

American Funds Tax-Exempt Preservation PortfolioSM

Investment portfolio

July 31, 2017

unaudited

Fund investments Tax-exempt fixed income funds100%	Shares	Value (000)
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,506,339	$126,939
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,781,977	296,192
		423,131
Total investment securities 100% (cost: $427,838,000)		423,131
Other assets less liabilities 0%		(116)
Net assets 100%		$423,015

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,754,313	1,826,364	2,798,700	18,781,977	$(1,317)	$(1,378)	$5,165	$296,192
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	—	12,718,515	212,176	12,506,339	(1)	116	463	126,939
					$(1,318)	$(1,262)	$5,628	$423,131

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,604
Gross unrealized depreciation on investment securities	(6,760)
Net unrealized depreciation on investment securities	(5,156)
Cost of investment securities	428,287

American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 8 of 9

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2017, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-900-0917O-S60608	American Funds Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2017